                               VARIABLE ACCOUNT A
                        OF MONARCH LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 1998

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policy owners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.

[MONARCH LIFE INSURANCE COMPANY LOGO]


The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Policyholders of Variable Account A of Monarch Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Money Reserve, Intermediate Government Bond, Long-Term Corporate Bond, Capital Stock, Growth Stock, Multiple Strategy, High Yield, Natural Resources, Global Strategy, Balanced, and U.S. Treasury Securities, Series A through K 1996 Trust through 2011 Trust, 2013 Trust and 2014 Trust Divisions (constituting Variable Account A of Monarch Life Insurance Company) at December 31, 1998 and 1997 and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998, by correspondence with the Series Fund and Trusts, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 22, 1999

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998
--------------------------------------------------------------------------------

ASSETS                                                 Cost       Shares/Units   Market Value
                                                   ------------   ------------   ------------
Investment in Merrill Lynch Series Fund, Inc.,
at Market Value (Note 2):
  Money Reserve Portfolio                          $ 40,783,219    40,783,219    $ 40,783,219
  Intermediate Government Bond Portfolio             11,017,984       986,539      11,167,621
  Long-Term Corporate Bond Portfolio                  8,281,769       706,725       8,417,094
  Capital Stock Portfolio                            23,648,359     1,030,260      27,847,932
  Growth Stock Portfolio                             30,776,703     1,055,195      38,725,659
  Multiple Strategy Portfolio                        72,919,419     4,409,942      80,128,646
  High Yield Portfolio                                3,033,099       396,472       3,132,130
  Natural Resources Portfolio                           768,009       105,580         724,279
  Global Strategy Portfolio                           6,470,074       423,080       6,769,288
  Balanced Portfolio                                  4,523,195       307,228       4,970,943
                                                   ------------                  ------------
                                                    202,221,830                   222,666,811
                                                   ------------                  ------------

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, Series A through K --
at Market Value (Note 2):
  1999 Trust                                            186,602       237,471         236,383
  2000 Trust                                            792,057       997,678         950,897
  2001 Trust                                            548,815       740,390         674,754
  2002 Trust                                             73,521       100,992          87,760
  2003 Trust                                            795,961     1,395,709       1,131,976
  2004 Trust                                             16,666        21,386          16,880
  2005 Trust                                            699,488       946,857         717,121
  2006 Trust                                            125,758       266,868         196,276
  2007 Trust                                            375,505       777,663         540,483
  2008 Trust                                            490,259     1,543,887         996,641
  2009 Trust                                            134,202       288,945         176,164
  2010 Trust                                            201,165       439,938         249,805
  2011 Trust                                             35,696        65,081          35,111
  2013 Trust                                              6,419        15,165           7,199
  2014 Trust                                            413,548       952,193         420,498
                                                   ------------                  ------------
                                                      4,895,662                     6,437,948
                                                   ------------                  ------------
Total Invested Assets                              $207,117,492                  $229,104,759
                                                   ============                  ============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998 (Continued)
--------------------------------------------------------------------------------

TOTAL INVESTED ASSETS, AT MARKET VALUE                            $ 229,104,759
Pending Trades                                                          107,246
                                                                  -------------
  Total Assets                                                      229,212,005
                                                                  -------------

LIABILITIES
Payable to Monarch Life Insurance Company                             2,885,837
                                                                  -------------
  Total Liabilities                                                   2,885,837
                                                                  -------------
  Net Assets                                                      $ 226,326,168
                                                                  =============

NET ASSETS

For Variable Life Insurance Policies                              $ 226,502,905
Amounts Provided for Future Policy Benefits, Net
  of Unamortized Allocated Policy Loading (Note 6)                     (176,737)
                                                                  -------------
  Total Net Assets                                                $ 226,326,168
                                                                  =============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS                                                 Cost       Shares/Units   Market Value
                                                   ------------   ------------   ------------
Investment in Merrill Lynch Series Fund, Inc.,
at Market Value (Note 2):
  Money Reserve Portfolio                          $ 31,993,731    31,993,731    $ 31,993,731
  Intermediate Government Bond Portfolio             10,293,127       912,534      10,110,873
  Long-Term Corporate Bond Portfolio                  8,090,536       688,719       8,071,790
  Capital Stock Portfolio                            20,765,710       949,424      25,435,078
  Growth Stock Portfolio                             21,708,195       811,295      26,626,712
  Multiple Strategy Portfolio                        70,441,769     4,265,319      80,913,100
  High Yield Portfolio                               15,029,884     1,644,895      15,116,585
  Natural Resources Portfolio                         1,334,636       142,925       1,160,554
  Global Strategy Portfolio                           7,411,920       435,163       7,589,244
  Balanced Portfolio                                  4,148,411       288,806       4,557,363
                                                   ------------                  ------------
                                                    191,217,919                   211,575,030
                                                   ------------                  ------------

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, Series A through K --
at Market Value (Note 2):
  1998 Trust                                            432,259       522,060         519,308
  1999 Trust                                            192,138       245,018         230,387
  2000 Trust                                            724,006     1,010,201         899,352
  2001 Trust                                            621,611     1,028,115         866,711
  2002 Trust                                             84,469       121,687          96,661
  2003 Trust                                            827,592     1,776,061       1,294,766
  2004 Trust                                             26,049        43,951          31,061
  2005 Trust                                            581,907     1,014,908         682,820
  2006 Trust                                            127,653       273,145         176,208
  2007 Trust                                            255,121       703,358         425,785
  2008 Trust                                            472,451     1,637,908         914,886
  2009 Trust                                            173,488       373,789         196,437
  2010 Trust                                            141,933       334,255         163,625
  2011 Trust                                             21,145        64,803          30,188
  2013 Trust                                              4,661        14,533           5,967
  2014 Trust                                            810,169     2,245,402         859,944
                                                   ------------                  ------------
                                                      5,496,652                     7,394,106
                                                   ------------                  ------------
Total Invested Assets                              $196,714,571                  $218,969,136
                                                   ============                  ============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997 (Continued)
--------------------------------------------------------------------------------

TOTAL INVESTED ASSETS, AT MARKET VALUE                             $218,969,136

Pending Trades                                                            2,579
                                                                   ------------
  Total Assets                                                      218,971,715
                                                                   ------------

LIABILITIES
Payable to Monarch Life Insurance Company                             2,541,227
                                                                   ------------
  Total Liabilities                                                   2,541,227
                                                                   ------------
  Net Assets                                                       $216,430,488
                                                                   ============

NET ASSETS
For Variable Life Insurance Policies                               $216,517,367
Amounts Provided for Future Policy Benefits,
 Net of Unamortized Allocated Policy Loading (Note 6)                   (86,879)
                                                                   ------------
  Total Net Assets                                                 $216,430,488
                                                                   ============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 and 1996
--------------------------------------------------------------------------------

                                                      TOTALS - ALL DIVISIONS
                                          --------------------------------------------
                                              1998            1997            1996
                                          ------------    ------------    ------------
Investment Income:
  Dividends (Note 2)                      $ 25,237,079    $ 14,322,426    $ 18,987,183
Expenses:
  Risk Charges and Administrative
    Expenses (Note 3)                       (1,272,544)     (1,240,569)     (1,187,489)
  Transaction Charges (Note 4)                 (22,807)        (25,557)        (33,193)
                                          ------------    ------------    ------------
    Net Investment Income                   23,941,728      13,056,300      17,766,501
                                          ------------    ------------    ------------
Net Realized Gains                           3,587,094       6,723,725       3,392,898
Net Unrealized Gains (Losses)                 (267,296)     11,361,469        (530,425)
                                          ------------    ------------    ------------
  Net Realized and Unrealized Gains          3,319,798      18,085,194       2,862,473
                                          ------------    ------------    ------------
Net Increase in Net Assets
  Resulting from Operations                 27,261,526      31,141,494      20,628,974
                                          ------------    ------------    ------------

Transfers of Net Premiums                    5,185,955       5,802,348       6,678,446
Transfers of Policy Loading, Net              (133,170)       (520,088)       (826,215)
Transfers Due to Deaths                     (2,438,226)     (1,858,089)     (2,089,356)
Transfers Due to Other Terminations        (11,998,198)    (14,593,978)    (15,546,388)
Transfers Due to Policy Loans               (1,814,350)     (3,763,114)     (3,202,534)
Transfers of Cost of Insurance              (5,649,560)     (5,524,048)     (5,420,400)
Transfers of Loan Processing Charges          (518,297)       (530,052)       (574,528)
Transfers Among Investment Divisions                --              --              --
                                          ------------    ------------    ------------

Net Decrease in Net Assets
  Resulting from Principal Transactions    (17,365,846)    (20,987,021)    (20,980,975)
                                          ------------    ------------    ------------

Total Increase (Decrease) in Net Assets      9,895,680      10,154,473        (352,001)
Net Assets - Beginning of Year             216,430,488     206,276,015     206,628,016
                                          ------------    ------------    ------------
Net Assets - End of Year                  $226,326,168    $216,430,488    $206,276,015
                                          ============    ============    ============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                                     Intermediate    Long-Term
                                                                         Money        Government     Corporate
                                                                        Reserve          Bond          Bond
                                                          Total         Division       Division      Division
                                                      ------------    -----------    ------------   ----------
Investment Income:
  Dividends (Note 2)                                  $ 25,237,079    $ 1,910,996    $   658,848    $  541,089
Expenses:
  Risk Charges and Administrative Expenses (Note 3)     (1,272,544)      (211,171)       (57,160)      (45,233)
  Transaction Charges (Note 4)                             (22,807)            --             --            --
                                                      ------------    -----------    -----------    ----------
    Net Investment Income (Loss)                        23,941,728      1,699,825        601,688       495,856
                                                      ------------    -----------    -----------    ----------
Net Realized Gains (Losses)                              3,587,094             --       (111,974)      (22,972)
Net Unrealized Gains (Losses)                             (267,296)            --        331,891       154,072
                                                      ------------    -----------    -----------    ----------
  Net Realized and Unrealized Gains (Losses)             3,319,798             --        219,917       131,100
                                                      ------------    -----------    -----------    ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                             27,261,526      1,699,825        821,605       626,956
                                                      ------------    -----------    -----------    ----------
Transfers of Net Premiums                                5,185,955      1,091,598        285,490       345,546
Transfers of Policy Loading, Net                          (133,170)       (48,574)        (4,633)       (3,557)
Transfers Due to Deaths                                 (2,438,226)      (613,381)       (51,008)      (71,200)
Transfers Due to Other Terminations                    (11,998,198)    (3,733,678)      (315,152)     (491,805)
Transfers Due to Policy Loans                           (1,814,350)    (1,063,047)        94,471        34,656
Transfers of Cost of Insurance                          (5,649,560)    (1,142,826)      (264,395)     (268,965)
Transfers of Loan Processing Charges                      (518,297)      (133,472)       (18,058)      (22,911)
Transfers Among Investment Divisions                            --     13,815,008        508,427       196,585
                                                      ------------    -----------    -----------    ----------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                (17,365,846)     8,171,628        235,142      (281,651)
                                                      ------------    -----------    -----------    ----------
Total Increase (Decrease) in Net Assets                  9,895,680      9,871,453      1,056,747       345,305
Net Assets - Beginning of Year                         216,430,488     28,133,448     10,110,872     8,071,786
                                                      ------------    -----------    -----------    ----------
Net Assets - End of Year                              $226,326,168    $38,004,901    $11,167,619    $8,417,091
                                                      ============    ===========    ===========    ==========

                                                        Capital         Growth        Multiple         High
                                                         Stock          Stock         Strategy        Yield
                                                        Division       Division       Division       Division
                                                      -----------    -----------    -----------    ------------
Investment Income:
  Dividends (Note 2)                                  $ 3,233,660    $ 5,121,132    $11,007,325    $  1,063,283
Expenses:
  Risk Charges and Administrative Expenses (Note 3)      (150,576)      (168,621)      (465,573)        (57,124)
  Transaction Charges (Note 4)                                 --             --             --              --
                                                      -----------    -----------    -----------    ------------
    Net Investment Income (Loss)                        3,083,084      4,952,511     10,541,752       1,006,159
                                                      -----------    -----------    -----------    ------------
Net Realized Gains (Losses)                             1,145,519      2,223,181        231,993        (127,532)
Net Unrealized Gains (Losses)                            (469,794)     3,030,439     (3,262,104)         12,330
                                                      -----------    -----------    -----------    ------------
  Net Realized and Unrealized Gains (Losses)              675,725      5,253,620     (3,030,111)       (115,202)
                                                      -----------    -----------    -----------    ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                             3,758,809     10,206,131      7,511,641         890,957
                                                      -----------    -----------    -----------    ------------
Transfers of Net Premiums                                 759,604        516,966      1,815,130          56,619
Transfers of Policy Loading, Net                          (19,838)       (10,066)       (30,089)         (4,543)
Transfers Due to Deaths                                  (309,987)      (371,862)      (705,550)        (25,039)
Transfers Due to Other Terminations                    (1,381,404)    (1,070,293)    (3,658,335)       (204,129)
Transfers Due to Policy Loans                            (273,401)      (326,936)       282,017        (389,163)
Transfers of Cost of Insurance                           (690,027)      (770,025)    (2,040,317)        (49,419)
Transfers of Loan Processing Charges                      (55,353)       (79,671)      (153,815)         (6,174)
Transfers Among Investment Divisions                      660,038      3,942,976     (3,798,958)    (13,559,818)
                                                      -----------    -----------    -----------    ------------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                (1,310,368)     1,831,089     (8,289,917)    (14,181,666)
                                                      -----------    -----------    -----------    ------------
Total Increase (Decrease) in Net Assets                 2,448,441     12,037,220       (778,276)    (13,290,709)
Net Assets - Beginning of Year                         25,390,927     26,575,650     80,913,087      16,422,839
                                                      -----------    -----------    -----------    ------------
Net Assets - End of Year                              $27,839,368    $38,612,870    $80,134,811    $  3,132,130
                                                      ===========    ===========    ===========    ============


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (Continued)
--------------------------------------------------------------------------------

                                                        Natural         Global
                                                       Resources       Strategy       Balanced        1998
                                                        Division       Division       Division      Division
                                                      -----------    -----------    -----------    ---------
Investment Income:
  Dividends (Note 2)                                  $    26,255    $ 1,235,025    $   439,466    $      --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)        (5,449)       (44,629)       (29,207)        (328
  Transaction Charges (Note 4)                                 --             --             --         (212
                                                      -----------    -----------    -----------    ---------
    Net Investment Income (Loss)                           20,806      1,190,396        410,259         (540
                                                      -----------    -----------    -----------    ---------
Net Realized Gains (Losses)                              (289,597)      (685,839)       126,101       90,214
Net Unrealized Gains (Losses)                             130,352        121,890         38,796      (87,049
                                                      -----------    -----------    -----------    ---------
  Net Realized and Unrealized Gains (Losses)             (159,245)      (563,949)       164,897        3,165
                                                      -----------    -----------    -----------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                              (138,439)       626,447        575,156        2,625
                                                      -----------    -----------    -----------    ---------
Transfers of Net Premiums                                  24,627        139,493        112,968           --
Transfers of Policy Loading, Net                           (2,997)        (7,817)        (4,042)          --
Transfers Due to Deaths                                        --        (35,087)      (108,975)          --
Transfers Due to Other Terminations                      (173,831)      (301,374)      (411,094)      (5,348
Transfers Due to Policy Loans                              (8,881)      (230,603)       (88,819)          --
Transfers of Cost of Insurance                            (20,955)      (142,633)      (112,363)       4,053
Transfers of Loan Processing Charges                       (6,135)       (16,233)       (10,934)         541
Transfers Among Investment Divisions                     (109,664)      (849,736)       464,067     (521,155
                                                      -----------    -----------    -----------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  (297,836)    (1,443,990)      (159,192)    (521,909
                                                      -----------    -----------    -----------    ---------
Total Increase (Decrease) in Net Assets                  (436,275)      (817,543)       415,964     (519,284
Net Assets - Beginning of Year                          1,160,554      7,699,614      4,557,362      519,284
                                                      -----------    -----------    -----------    ---------
Net Assets - End of Year                              $   724,279    $ 6,882,071    $ 4,973,326    $      --
                                                      ===========    ===========    ===========    =========

                                                         1999         2000         2001        2002
                                                       Division     Division     Division    Division
                                                      ---------    ---------    ---------    --------
Investment Income:
  Dividends (Note 2)                                  $      --    $      --    $      --    $     --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)      (1,204)      (5,130)      (4,287)       (541)
  Transaction Charges (Note 4)                             (788)      (3,151)      (2,666)       (313)
                                                      ---------    ---------    ---------    --------
    Net Investment Income (Loss)                         (1,992)      (8,281)      (6,953)       (854)
                                                      ---------    ---------    ---------    --------
Net Realized Gains (Losses)                               1,828       79,588      180,891       6,150
Net Unrealized Gains (Losses)                            11,532      (16,506)    (119,161)      2,047
                                                      ---------    ---------    ---------    --------
  Net Realized and Unrealized Gains (Losses)             13,360       63,082       61,730       8,197
                                                      ---------    ---------    ---------    --------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                              11,368       54,801       54,777       7,343
                                                      ---------    ---------    ---------    --------
Transfers of Net Premiums                                  (220)         171          907          --
Transfers of Policy Loading, Net                            (51)         (50)         (76)         --
Transfers Due to Deaths                                      --           --     (134,386)         --
Transfers Due to Other Terminations                      (7,362)     (56,697)     (25,986)         97
Transfers Due to Policy Loans                             6,599       53,508      (38,545)     (1,521)
Transfers of Cost of Insurance                           (4,037)     (19,492)     (16,771)     (1,264)
Transfers of Loan Processing Charges                        (58)      (1,295)      (1,290)          6
Transfers Among Investment Divisions                       (251)      20,620      (30,561)    (13,581)
                                                      ---------    ---------    ---------    --------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  (5,380)      (3,235)    (246,708)    (16,263)
                                                      ---------    ---------    ---------    --------
Total Increase (Decrease) in Net Assets                   5,988       51,566     (191,931)     (8,920)
Net Assets - Beginning of Year                          230,378      899,308      866,669      96,658
                                                      ---------    ---------    ---------    --------
Net Assets - End of Year                              $ 236,366    $ 950,874    $ 674,738    $ 87,738
                                                      =========    =========    =========    ========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (Continued)
--------------------------------------------------------------------------------

                                                          2003         2004         2005         2006
                                                        Division     Division     Division     Division
                                                      -----------    --------    ---------    ---------
Investment Income:
  Dividends (Note 2)                                  $        --    $     --    $      --    $      --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)        (6,745)       (330)      (3,770)      (1,039)
  Transaction Charges (Note 4)                             (3,900)       (205)      (2,384)        (630)
                                                      -----------    --------    ---------    ---------
    Net Investment Income (Loss)                          (10,645)       (535)      (6,154)      (1,669)
                                                      -----------    --------    ---------    ---------
Net Realized Gains (Losses)                               252,200       8,688      165,368        2,504
Net Unrealized Gains (Losses)                            (131,159)     (4,798)     (83,280)      21,963
                                                      -----------    --------    ---------    ---------
  Net Realized and Unrealized Gains (Losses)              121,041       3,890       82,088       24,467
                                                      -----------    --------    ---------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                               110,396       3,355       75,934       22,798
                                                      -----------    --------    ---------    ---------
Transfers of Net Premiums                                   6,160         122        1,518        1,172
Transfers of Policy Loading, Net                             (571)         --        2,281           (9)
Transfers Due to Deaths                                        --          --           --           --
Transfers Due to Other Terminations                       (12,776)    (43,621)     (15,359)          51
Transfers Due to Policy Loans                                  56      32,080       (1,009)          --
Transfers of Cost of Insurance                            (15,336)     (3,862)     (13,220)      (3,469)
Transfers of Loan Processing Charges                          494      (1,941)        (925)        (345)
Transfers Among Investment Divisions                     (251,209)       (305)     (15,476)        (137)
                                                      -----------    --------    ---------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  (273,182)    (17,527)     (42,190)      (2,737)
                                                      -----------    --------    ---------    ---------
Total Increase (Decrease) in Net Assets                  (162,786)    (14,172)      33,744       20,061
Net Assets - Beginning of Year                          1,294,733      31,051      683,359      176,199
                                                      -----------    --------    ---------    ---------
Net Assets - End of Year                              $ 1,131,947    $ 16,879    $ 717,103    $ 196,260
                                                      ===========    ========    =========    =========

                                                         2007         2008         2009         2010
                                                       Division     Division     Division     Division
                                                      ---------    ---------    ---------    ---------
Investment Income:
  Dividends (Note 2)                                  $      --    $      --    $      --    $      --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)      (2,924)      (4,869)      (1,040)      (1,517)
  Transaction Charges (Note 4)                           (1,620)      (3,271)        (593)        (795)
                                                      ---------    ---------    ---------    ---------
    Net Investment Income (Loss)                         (4,544)      (8,140)      (1,633)      (2,312)
                                                      ---------    ---------    ---------    ---------
Net Realized Gains (Losses)                              70,751       77,206        6,459       10,761
Net Unrealized Gains (Losses)                            (5,686)      63,947       19,013       26,948
                                                      ---------    ---------    ---------    ---------
  Net Realized and Unrealized Gains (Losses)             65,065      141,153       25,472       37,709
                                                      ---------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                              60,521      133,013       23,839       35,397
                                                      ---------    ---------    ---------    ---------
Transfers of Net Premiums                                 4,778        6,657        4,175          465
Transfers of Policy Loading, Net                            907          (21)        (617)         (24)
Transfers Due to Deaths                                      --           --           --           --
Transfers Due to Other Terminations                     (50,704)     (32,997)     (11,944)      (3,187)
Transfers Due to Policy Loans                           112,566        1,261      (28,133)          62
Transfers of Cost of Insurance                          (12,692)     (36,615)      (5,512)      (2,815)
Transfers of Loan Processing Charges                     (2,205)      (5,005)      (1,285)         (80)
Transfers Among Investment Divisions                      1,535       15,481         (800)      56,349
                                                      ---------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  54,185      (51,239)     (44,116)      50,770
                                                      ---------    ---------    ---------    ---------
Total Increase (Decrease) in Net Assets                 114,706       81,774      (20,277)      86,167
Net Assets - Beginning of Year                          425,763      914,844      196,428      163,617
                                                      ---------    ---------    ---------    ---------
Net Assets - End of Year                              $ 540,469    $ 996,618    $ 176,151    $ 249,784
                                                      =========    =========    =========    =========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (Continued)
--------------------------------------------------------------------------------

                                                        2011        2013       2014
                                                      Division    Division   Division
                                                      --------    --------   ---------
Investment Income:
  Dividends (Note 2)                                  $     --    $    --    $      --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)       (247)       (48)      (3,782)
  Transaction Charges (Note 4)                            (122)       (33)      (2,124)
                                                      --------    -------    ---------
    Net Investment Income (Loss)                          (369)       (81)      (5,906)
                                                      --------    -------    ---------
Net Realized Gains (Losses)                             14,798      1,236      129,572
Net Unrealized Gains (Losses)                           (9,628)      (526)     (42,825)
                                                      --------    -------    ---------
  Net Realized and Unrealized Gains (Losses)             5,170        710       86,747
                                                      --------    -------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                              4,801        629       80,841
                                                      --------    -------    ---------
Transfers of Net Premiums                                1,433         --       10,576
Transfers of Policy Loading, Net                           951        500         (234)
Transfers Due to Deaths                                     --         --      (11,751)
Transfers Due to Other Terminations                       (162)        (9)       8,901
Transfers Due to Policy Loans                               --         --       18,432
Transfers of Cost of Insurance                            (739)       (56)     (15,808)
Transfers of Loan Processing Charges                       (85)        (2)      (2,066)
Transfers Among Investment Divisions                    (1,267)       158     (528,326)
                                                      --------    -------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                    131        591     (520,276)
                                                      --------    -------    ---------
Total Increase (Decrease) in Net Assets                  4,932      1,220     (439,435)
Net Assets - Beginning of Year                          30,162      5,974      859,922
                                                      --------    -------    ---------
Net Assets - End of Year                              $ 35,094    $ 7,194    $ 420,487
                                                      ========    =======    =========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                                        Intermediate    Long-Term
                                                                           Money         Government     Corporate
                                                                          Reserve           Bond           Bond
                                                          Total          Division         Division       Division
                                                      -------------    ------------    -------------   -----------
Investment Income:
  Dividends (Note 2)                                  $  14,322,426    $  1,857,965    $    659,587    $   564,268
Expenses:
  Risk Charges and Administrative Expenses (Note 3)      (1,240,569)       (204,807)        (54,597)       (44,952)
  Transaction Charges (Note 4)                              (25,557)             --              --             --
                                                      -------------    ------------    ------------    -----------
    Net Investment Income (Loss)                         13,056,300       1,653,158         604,990        519,316
                                                      -------------    ------------    ------------    -----------
Net Realized Gains (Losses)                               6,723,725              --        (139,132)       (55,192)
Net Unrealized Gains (Losses)                            11,361,469              --         266,129        191,160
                                                      -------------    ------------    ------------    -----------
  Net Realized and Unrealized Gains (Losses)             18,085,194              --         126,997        135,968
                                                      -------------    ------------    ------------    -----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                              31,141,494       1,653,158         731,987        655,284
                                                      -------------    ------------    ------------    -----------
Transfers of Net Premiums                                 5,802,348       1,214,316         305,915        403,848
Transfers of Policy Loading, Net                           (520,088)        (95,283)        (15,180)       (14,203)
Transfers Due to Deaths                                  (1,858,089)        (86,368)        (81,670)      (103,941)
Transfers Due to Other Terminations                     (14,593,978)     (4,159,758)       (722,274)      (471,182)
Transfers Due to Policy Loans                            (3,763,114)       (460,189)        121,512       (203,175)
Transfers of Cost of Insurance                           (5,524,048)     (1,098,391)       (271,866)      (280,571)
Transfers of Loan Processing Charges                       (530,052)       (137,912)        (20,879)       (23,119)
Transfers Among Investment Divisions                             --       1,185,378        (204,831)      (319,944)
                                                      -------------    ------------    ------------    -----------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 (20,987,021)     (3,638,207)       (889,273)    (1,012,287)
                                                      -------------    ------------    ------------    -----------
Total Increase (Decrease) in Net Assets                  10,154,473      (1,985,049)       (157,286)      (357,003)
Net Assets - Beginning of Year                          206,276,015      30,118,497      10,268,158      8,428,789
                                                      -------------    ------------    ------------    -----------
Net Assets - End of Year                              $ 216,430,488    $ 28,133,448    $ 10,110,872    $ 8,071,786
                                                      =============    ============    ============    ===========

                                                         Capital         Growth         Multiple          High
                                                          Stock           Stock         Strategy          Yield
                                                        Division        Division        Division        Division
                                                      ------------    ------------    ------------    ------------
Investment Income:
  Dividends (Note 2)                                  $  1,358,301    $  2,386,879    $  5,319,125    $  1,130,669
Expenses:
  Risk Charges and Administrative Expenses (Note 3)       (141,898)       (134,586)       (455,139)        (76,843)
  Transaction Charges (Note 4)                                  --              --              --              --
                                                      ------------    ------------    ------------    ------------
    Net Investment Income (Loss)                         1,216,403       2,252,293       4,863,986       1,053,826
                                                      ------------    ------------    ------------    ------------
Net Realized Gains (Losses)                                629,477       2,630,023         998,882         615,555
Net Unrealized Gains (Losses)                            2,912,069       1,551,345       7,481,946        (180,101)
                                                      ------------    ------------    ------------    ------------
  Net Realized and Unrealized Gains (Losses)             3,541,546       4,181,368       8,480,828         435,454
                                                      ------------    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                              4,757,949       6,433,661      13,344,814       1,489,280
                                                      ------------    ------------    ------------    ------------
Transfers of Net Premiums                                  849,606         545,934       2,035,808          64,528
Transfers of Policy Loading, Net                           (52,548)        (56,927)       (184,863)        (39,920)
Transfers Due to Deaths                                   (345,280)        (89,374)       (981,516)           (549)
Transfers Due to Other Terminations                     (1,916,903)     (1,517,195)     (3,919,728)       (122,724)
Transfers Due to Policy Loans                             (385,289)       (201,914)     (2,473,989)        155,155
Transfers of Cost of Insurance                            (618,116)       (596,888)     (1,954,451)       (216,809)
Transfers of Loan Processing Charges                       (53,708)        (65,292)       (145,180)        (25,013)
Transfers Among Investment Divisions                       (89,864)      1,522,369        (665,362)        175,291
                                                      ------------    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 (2,612,102)       (459,287)     (8,289,281)        (10,041)
                                                      ------------    ------------    ------------    ------------
Total Increase (Decrease) in Net Assets                  2,145,847       5,974,374       5,055,533       1,479,239
Net Assets - Beginning of Year                          23,245,080      20,601,276      75,857,554      14,943,600
                                                      ------------    ------------    ------------    ------------
Net Assets - End of Year                              $ 25,390,927    $ 26,575,650    $ 80,913,087    $ 16,422,839
                                                      ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (Continued)
--------------------------------------------------------------------------------

                                                        Natural         Global
                                                       Resources       Strategy       Balanced         1997
                                                        Division       Division       Division       Division
                                                      -----------    -----------    -----------    -----------
Investment Income:
  Dividends (Note 2)                                  $    13,459    $   532,251    $   499,922    $        --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)        (9,447)       (49,952)       (26,229)          (838)
  Transaction Charges (Note 4)                                 --             --             --           (500)
                                                      -----------    -----------    -----------    -----------
    Net Investment Income (Loss)                            4,012        482,299        473,693         (1,338)
                                                      -----------    -----------    -----------    -----------
Net Realized Gains (Losses)                               102,411      1,077,272        129,795        251,745
Net Unrealized Gains (Losses)                            (260,133)      (683,281)        59,966       (245,616)
                                                      -----------    -----------    -----------    -----------
  Net Realized and Unrealized Gains (Losses)             (157,722)       393,991        189,761          6,129
                                                      -----------    -----------    -----------    -----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                              (153,710)       876,290        663,454          4,791
                                                      -----------    -----------    -----------    -----------
Transfers of Net Premiums                                  30,993        172,314        130,610          1,510
Transfers of Policy Loading, Net                          (13,212)       (23,403)       (13,828)          (718)
Transfers Due to Deaths                                   (20,231)       (60,261)       (79,671)            --
Transfers Due to Other Terminations                      (186,369)      (786,616)      (284,964)       (36,664)
Transfers Due to Policy Loans                             (68,718)       (86,811)      (108,763)            --
Transfers of Cost of Insurance                            (32,245)      (181,206)      (111,623)         6,497
Transfers of Loan Processing Charges                       (8,424)       (20,541)        (9,851)         1,415
Transfers Among Investment Divisions                     (195,465)       187,883        227,082     (1,208,862)
                                                      -----------    -----------    -----------    -----------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  (493,671)      (798,641)      (251,008)    (1,236,822)
                                                      -----------    -----------    -----------    -----------
Total Increase (Decrease) in Net Assets                  (647,381)        77,649        412,446     (1,232,031)
Net Assets - Beginning of Year                          1,807,935      7,621,965      4,144,916      1,232,031
                                                      -----------    -----------    -----------    -----------
Net Assets - End of Year                              $ 1,160,554    $ 7,699,614    $ 4,557,362    $        --
                                                      ===========    ===========    ===========    ===========


                                                         1998         1999         2000         2001
                                                       Division     Division     Division     Division
                                                      ---------    ---------    ---------    ---------
Investment Income:
  Dividends (Note 2)                                  $      --    $      --    $      --    $      --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)      (3,083)      (1,111)      (4,978)      (4,985)
  Transaction Charges (Note 4)                           (1,972)        (734)      (3,054)      (3,132)
                                                      ---------    ---------    ---------    ---------
    Net Investment Income (Loss)                         (5,055)      (1,845)      (8,032)      (8,117)
                                                      ---------    ---------    ---------    ---------
Net Realized Gains (Losses)                              20,043        2,284       22,981       93,561
Net Unrealized Gains (Losses)                            12,248       10,823       36,817      (26,958)
                                                      ---------    ---------    ---------    ---------
  Net Realized and Unrealized Gains (Losses)             32,291       13,107       59,798       66,603
                                                      ---------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                              27,236       11,262       51,766       58,486
                                                      ---------    ---------    ---------    ---------
Transfers of Net Premiums                                   269          666          171        1,053
Transfers of Policy Loading, Net                           (506)         (38)        (968)        (907)
Transfers Due to Deaths                                  (8,062)      (1,166)          --           --
Transfers Due to Other Terminations                      (7,486)        (302)     (22,601)    (160,439)
Transfers Due to Policy Loans                           (29,767)      (3,891)     (19,496)       5,844
Transfers of Cost of Insurance                          (10,619)      (4,286)     (18,576)     (18,487)
Transfers of Loan Processing Charges                     (1,332)         (97)      (1,353)      (1,619)
Transfers Among Investment Divisions                    (42,144)      48,732       45,637        9,120
                                                      ---------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 (99,647)      39,618      (17,186)    (165,435)
                                                      ---------    ---------    ---------    ---------
Total Increase (Decrease) in Net Assets                 (72,411)      50,880       34,580     (106,949)
Net Assets - Beginning of Year                          591,695      179,498      864,728      973,618
                                                      ---------    ---------    ---------    ---------
Net Assets - End of Year                              $ 519,284    $ 230,378    $ 899,308    $ 866,669
                                                      =========    =========    =========    =========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (Continued)
--------------------------------------------------------------------------------

                                                        2002          2003         2004         2005
                                                      Division      Division     Division     Division
                                                      --------    -----------    --------    ---------
Investment Income:
  Dividends (Note 2)                                  $     --    $        --    $     --    $      --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)       (506)        (7,500)       (163)      (4,173)
  Transaction Charges (Note 4)                            (288)        (4,320)       (109)      (2,583)
                                                      --------    -----------    --------    ---------
    Net Investment Income (Loss)                          (794)       (11,820)       (272)      (6,756)
                                                      --------    -----------    --------    ---------
Net Realized Gains (Losses)                                743         45,811         696      101,595
Net Unrealized Gains (Losses)                            5,750         74,202       2,382      (23,976)
                                                      --------    -----------    --------    ---------
  Net Realized and Unrealized Gains (Losses)             6,493        120,013       3,078       77,619
                                                      --------    -----------    --------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                              5,699        108,193       2,806       70,863
                                                      --------    -----------    --------    ---------
Transfers of Net Premiums                                   --          6,501         122        2,661
Transfers of Policy Loading, Net                          (224)        (2,549)       (700)      (1,754)
Transfers Due to Deaths                                     --             --          --           --
Transfers Due to Other Terminations                       (432)       (53,411)         31      (83,418)
Transfers Due to Policy Loans                               --          1,782          --      (13,834)
Transfers of Cost of Insurance                          (1,971)       (21,829)     (4,687)     (12,590)
Transfers of Loan Processing Charges                       (97)        (1,313)     (1,861)        (600)
Transfers Among Investment Divisions                    67,099         29,505         (93)    (163,703)
                                                      --------    -----------    --------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 64,375        (41,314)     (7,188)    (273,238)
                                                      --------    -----------    --------    ---------
Total Increase (Decrease) in Net Assets                 70,074         66,879      (4,382)    (202,375)
Net Assets - Beginning of Year                          26,584      1,227,854      35,433      885,734
                                                      --------    -----------    --------    ---------
Net Assets - End of Year                              $ 96,658    $ 1,294,733    $ 31,051    $ 683,359
                                                      ========    ===========    ========    =========

                                                         2006         2007         2008         2009
                                                       Division     Division     Division     Division
                                                      ---------    ---------    ---------    ---------
Investment Income:
  Dividends (Note 2)                                  $      --    $      --    $      --    $      --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)        (976)      (2,422)      (4,296)      (1,117)
  Transaction Charges (Note 4)                             (591)      (1,340)      (2,892)        (625)
                                                      ---------    ---------    ---------    ---------
    Net Investment Income (Loss)                         (1,567)      (3,762)      (7,188)      (1,742)
                                                      ---------    ---------    ---------    ---------
Net Realized Gains (Losses)                              18,876        7,488       21,570          493
Net Unrealized Gains (Losses)                               370       43,371       95,190       26,127
                                                      ---------    ---------    ---------    ---------
  Net Realized and Unrealized Gains (Losses)             19,246       50,859      116,760       26,620
                                                      ---------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                              17,679       47,097      109,572       24,878
                                                      ---------    ---------    ---------    ---------
Transfers of Net Premiums                                 1,172        4,854        7,503        4,266
Transfers of Policy Loading, Net                           (408)      (1,331)        (337)      (1,959)
Transfers Due to Deaths                                      --           --           --           --
Transfers Due to Other Terminations                          24       (1,020)         (66)      (3,251)
Transfers Due to Policy Loans                           (25,783)        (317)       1,458           60
Transfers of Cost of Insurance                           (3,048)     (11,101)     (33,960)      (5,939)
Transfers of Loan Processing Charges                       (266)      (2,159)      (4,897)      (2,128)
Transfers Among Investment Divisions                         89       44,745           87          (61)
                                                      ---------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 (28,220)      33,671      (30,212)      (9,012)
                                                      ---------    ---------    ---------    ---------
Total Increase (Decrease) in Net Assets                 (10,541)      80,768       79,360       15,866
Net Assets - Beginning of Year                          186,740      344,995      835,484      180,562
                                                      ---------    ---------    ---------    ---------
Net Assets - End of Year                              $ 176,199    $ 425,763    $ 914,844    $ 196,428
                                                      =========    =========    =========    =========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (Continued)
--------------------------------------------------------------------------------

                                                         2010        2011        2013          2014
                                                       Division    Division    Division      Division
                                                      ---------    --------    --------    -----------
Investment Income:
  Dividends (Note 2)                                  $      --    $     --    $     --    $        --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)      (1,038)       (187)       (106)        (4,640)
  Transaction Charges (Note 4)                             (582)        (91)        (63)        (2,681)
                                                      ---------    --------    --------    -----------
    Net Investment Income (Loss)                         (1,620)       (278)       (169)        (7,321)
                                                      ---------    --------    --------    -----------
Net Realized Gains (Losses)                               9,074         200       3,838        133,636
Net Unrealized Gains (Losses)                            17,704       4,261      (1,316)        (9,010)
                                                      ---------    --------    --------    -----------
  Net Realized and Unrealized Gains (Losses)             26,778       4,461       2,522        124,626
                                                      ---------    --------    --------    -----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                              25,158       4,183       2,353        117,305
                                                      ---------    --------    --------    -----------
Transfers of Net Premiums                                   624         955          --         16,149
Transfers of Policy Loading, Net                           (458)       (135)         14          2,257
Transfers Due to Deaths                                      --          --          --             --
Transfers Due to Other Terminations                         116          (8)        138       (137,476)
Transfers Due to Policy Loans                             1,955          --     (24,300)        55,356
Transfers of Cost of Insurance                           (1,539)       (602)         55        (19,200)
Transfers of Loan Processing Charges                       (235)        (81)         34         (3,544)
Transfers Among Investment Divisions                    (35,684)         18      (3,237)      (613,785)
                                                      ---------    --------    --------    -----------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 (35,221)        147     (27,296)      (700,243)
                                                      ---------    --------    --------    -----------
Total Increase (Decrease) in Net Assets                 (10,063)      4,330     (24,943)      (582,938)
                                                                                           -----------
Net Assets - Beginning of Year                          173,680      25,832      30,917      1,442,860
                                                                   --------    --------    -----------
Net Assets - End of Year                              $ 163,617    $ 30,162    $  5,974    $   859,922
                                                      =========    ========    ========    ===========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                                       Intermediate     Long-Term
                                                                           Money        Government      Corporate
                                                                          Reserve          Bond            Bond
                                                          Total          Division        Division        Division
                                                      -------------    ------------    ------------    -----------
Investment Income:
  Dividends (Note 2)                                  $  18,987,183    $  1,953,814    $    740,427    $   606,161
Expenses:
  Risk Charges and Administrative Expenses (Note 3)      (1,187,489)       (218,895)        (60,260)       (47,967)
  Transaction Charges (Note 4)                              (33,193)             --              --             --
                                                      -------------    ------------    ------------    -----------
    Net Investment Income (Loss)                         17,766,501       1,734,919         680,167        558,194
                                                      -------------    ------------    ------------    -----------
Net Realized Gains (Losses)                               3,392,898              --        (205,868)       (58,852)
Net Unrealized Gains (Losses)                              (530,425)             --        (294,938)      (332,355)
                                                      -------------    ------------    ------------    -----------
  Net Realized and Unrealized Gains (Losses)              2,862,473              --        (500,806)      (391,207)
                                                      -------------    ------------    ------------    -----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                              20,628,974       1,734,919         179,361        166,987
                                                      -------------    ------------    ------------    -----------
Transfers of Net Premiums                                 6,678,446       1,390,653         376,810        469,719
Transfers of Policy Loading, Net                           (826,215)       (186,546)        (30,199)       (22,352)
Transfers Due to Deaths                                  (2,089,356)       (539,195)       (320,149)      (150,387)
Transfers Due to Other Terminations                     (15,546,388)     (4,071,685)       (622,483)      (493,596)
Transfers Due to Policy Loans                            (3,202,534)       (808,391)       (199,883)      (207,878)
Transfers of Cost of Insurance                           (5,420,400)     (1,096,123)       (197,432)      (291,535)
Transfers of Loan Processing Charges                       (574,528)       (148,506)        (22,179)       (25,695)
Transfers Among Investment Divisions                             --        (707,280)       (707,920)      (516,212)
                                                      -------------    ------------    ------------    -----------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 (20,980,975)     (6,167,073)     (1,723,435)    (1,237,936)
                                                      -------------    ------------    ------------    -----------
Total Increase (Decrease) in Net Assets                    (352,001)     (4,432,154)     (1,544,074)    (1,070,949)
Net Assets - Beginning of Year                          206,628,016      34,550,651      11,812,232      9,499,738
                                                      -------------    ------------    ------------    -----------
Net Assets - End of Year                              $ 206,276,015    $ 30,118,497    $ 10,268,158    $ 8,428,789
                                                      =============    ============    ============    ===========


                                                         Capital         Growth         Multiple          High
                                                          Stock           Stock         Strategy          Yield
                                                        Division        Division        Division        Division
                                                      ------------    ------------    ------------    ------------
Investment Income:
  Dividends (Note 2)                                  $  3,648,547    $    630,799    $  9,895,507    $  1,013,989
Expenses:
  Risk Charges and Administrative Expenses (Note 3)       (127,867)       (105,641)       (425,770)        (65,968)
  Transaction Charges (Note 4)                                  --              --              --              --
                                                      ------------    ------------    ------------    ------------
    Net Investment Income (Loss)                         3,520,680         525,158       9,469,737         948,021
                                                      ------------    ------------    ------------    ------------
Net Realized Gains (Losses)                               (553,576)      2,366,424         657,056         320,976
Net Unrealized Gains (Losses)                              222,558         184,380        (635,033)        125,517
                                                      ------------    ------------    ------------    ------------
  Net Realized and Unrealized Gains (Losses)              (331,018)      2,550,804          22,023         446,493
                                                      ------------    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                              3,189,662       3,075,962       9,491,760       1,394,514
                                                      ------------    ------------    ------------    ------------
Transfers of Net Premiums                                  983,546         589,029       2,304,353          85,778
Transfers of Policy Loading, Net                           (74,123)        (70,623)       (267,746)        (55,165)
Transfers Due to Deaths                                   (288,823)       (130,987)       (627,831)             --
Transfers Due to Other Terminations                     (1,656,408)     (1,218,537)     (5,392,022)       (598,006)
Transfers Due to Policy Loans                             (364,439)       (543,659)       (917,996)       (192,457)
Transfers of Cost of Insurance                            (657,865)       (558,150)     (1,908,400)       (206,994)
Transfers of Loan Processing Charges                       (52,769)        (52,671)       (168,573)        (35,076)
Transfers Among Investment Divisions                       362,333       1,109,839      (1,267,633)      1,605,252
                                                      ------------    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 (1,748,548)       (875,759)     (8,245,848)        603,332
                                                      ------------    ------------    ------------    ------------
Total Increase (Decrease) in Net Assets                  1,441,114       2,200,203       1,245,912       1,997,846
Net Assets - Beginning of Year                          21,803,966      18,401,073      74,611,642      12,945,754
                                                      ------------    ------------    ------------    ------------
Net Assets - End of Year                              $ 23,245,080    $ 20,601,276    $ 75,857,554    $ 14,943,600
                                                      ============    ============    ============    ============


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996 (Continued)
--------------------------------------------------------------------------------

                                                         Natural        Global
                                                       Resources       Strategy       Balanced        1996
                                                        Division       Division       Division      Division
                                                      -----------    -----------    -----------    ---------
Investment Income:
  Dividends (Note 2)                                  $    27,129    $   221,559    $   249,251    $      --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)        (9,175)       (44,704)       (25,918)        (446)
  Transaction Charges (Note 4)                                 --             --             --         (258)
                                                      -----------    -----------    -----------    ---------
    Net Investment Income (Loss)                           17,954        176,855        223,333         (704)
                                                      -----------    -----------    -----------    ---------
Net Realized Gains (Losses)                               117,627         97,571         56,553       73,608
Net Unrealized Gains (Losses)                              57,580        650,114         87,362      (70,492)
                                                      -----------    -----------    -----------    ---------
  Net Realized and Unrealized Gains (Losses)              175,207        747,685        143,915        3,116
                                                      -----------    -----------    -----------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                               193,161        924,540        367,248        2,412
                                                      -----------    -----------    -----------    ---------
Transfers of Net Premiums                                  33,315        206,976        172,212          205
Transfers of Policy Loading, Net                           (9,483)       (39,817)       (18,958)      (1,313)
Transfers Due to Deaths                                        --        (21,707)            --           --
Transfers Due to Other Terminations                       (54,938)      (501,822)      (205,624)       3,707
Transfers Due to Policy Loans                              26,230          3,943        (92,423)          --
Transfers of Cost of Insurance                            (37,113)      (166,307)      (105,104)       3,002
Transfers of Loan Processing Charges                       (8,291)       (25,441)        (8,428)        (243)
Transfers Among Investment Divisions                      488,528        251,982       (153,712)    (609,681)
                                                      -----------    -----------    -----------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                   438,248       (292,193)      (412,037)    (604,323)
                                                      -----------    -----------    -----------    ---------
Total Increase (Decrease) in Net Assets                   631,409        632,347        (44,789)    (601,911)
Net Assets - Beginning of Year                          1,176,526      6,989,618      4,189,705      601,911
                                                      -----------    -----------    -----------    ---------
Net Assets - End of Year                              $ 1,807,935    $ 7,621,965    $ 4,144,916    $      --
                                                      ===========    ===========    ===========    =========


                                                          1997          1998         1999         2000
                                                        Division      Division     Division     Division
                                                      -----------    ---------    ---------    ---------
Investment Income:
  Dividends (Note 2)                                  $        --    $      --    $      --    $      --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)        (7,711)      (3,161)      (1,089)      (5,303)
  Transaction Charges (Note 4)                             (4,581)      (2,016)        (718)      (3,212)
                                                      -----------    ---------    ---------    ---------
    Net Investment Income (Loss)                          (12,292)      (5,177)      (1,807)      (8,515)
                                                      -----------    ---------    ---------    ---------
Net Realized Gains (Losses)                                84,336       13,159       19,268       47,545
Net Unrealized Gains (Losses)                             (17,253)      13,909      (12,362)     (20,662)
                                                      -----------    ---------    ---------    ---------
  Net Realized and Unrealized Gains (Losses)               67,083       27,068        6,906       26,883
                                                      -----------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                                54,791       21,891        5,099       18,368
                                                      -----------    ---------    ---------    ---------
Transfers of Net Premiums                                  15,705          468          666          171
Transfers of Policy Loading, Net                           (5,073)      (1,859)        (324)      (4,263)
Transfers Due to Deaths                                    (2,014)          --           --           --
Transfers Due to Other Terminations                      (172,040)     (25,336)     (48,988)    (120,722)
Transfers Due to Policy Loans                              18,991       (4,085)          53        9,478
Transfers of Cost of Insurance                            (22,897)     (10,246)      (3,089)     (16,487)
Transfers of Loan Processing Charges                       (2,009)      (1,455)          58       (1,431)
Transfers Among Investment Divisions                      (34,403)       4,702      (41,993)     (11,822)
                                                      -----------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  (203,740)     (37,811)     (93,617)    (145,076)
                                                      -----------    ---------    ---------    ---------
Total Increase (Decrease) in Net Assets                  (148,949)     (15,920)     (88,518)    (126,708)
Net Assets - Beginning of Year                          1,380,980      607,615      268,016      991,436
                                                      -----------    ---------    ---------    ---------
Net Assets - End of Year                              $ 1,232,031    $ 591,695    $ 179,498    $ 864,728
                                                      ===========    =========    =========    =========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996 (Continued)
--------------------------------------------------------------------------------

                                                          2001         2002          2003         2004
                                                        Division     Division      Division     Division
                                                      -----------    --------    -----------    --------
Investment Income:
  Dividends (Note 2)                                  $        --    $     --    $        --    $     --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)        (5,445)       (161)        (7,458)       (193)
  Transaction Charges (Note 4)                             (3,424)        (89)        (4,297)       (126)
                                                      -----------    --------    -----------    --------
    Net Investment Income (Loss)                           (8,869)       (250)       (11,755)       (319)
                                                      -----------    --------    -----------    --------
Net Realized Gains (Losses)                                89,217         162         87,312         338
Net Unrealized Gains (Losses)                             (69,116)        244        (85,155)       (509)
                                                      -----------    --------    -----------    --------
  Net Realized and Unrealized Gains (Losses)               20,101         406          2,157        (171)
                                                      -----------    --------    -----------    --------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                                11,232         156         (9,598)       (490)
                                                      -----------    --------    -----------    --------
Transfers of Net Premiums                                   1,235          --          7,967         122
Transfers of Policy Loading, Net                           (3,230)        (22)        (5,073)       (700)
Transfers Due to Deaths                                    (2,479)         --         (2,735)         --
Transfers Due to Other Terminations                      (131,950)          4       (144,534)         41
Transfers Due to Policy Loans                              34,414          --         93,036          --
Transfers of Cost of Insurance                            (19,122)       (332)       (18,976)     (4,131)
Transfers of Loan Processing Charges                       (2,186)          1         (1,375)     (1,772)
Transfers Among Investment Divisions                       18,896         (12)        (7,112)       (116)
                                                      -----------    --------    -----------    --------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  (104,422)       (361)       (78,802)     (6,556)
                                                      -----------    --------    -----------    --------
Total Increase (Decrease) in Net Assets                   (93,190)       (205)       (88,400)     (7,046)
Net Assets - Beginning of Year                          1,066,808      26,789      1,316,254      42,479
                                                      -----------    --------    -----------    --------
Net Assets - End of Year                              $   973,618    $ 26,584    $ 1,227,854    $ 35,433
                                                      ===========    ========    ===========    ========

                                                          2005          2006         2007          2008
                                                        Division      Division     Division      Division
                                                      -----------    ---------    ---------    -----------
Investment Income:
  Dividends (Note 2)                                  $        --    $      --    $      --    $        --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)        (5,050)        (883)      (2,076)        (4,519)
  Transaction Charges (Note 4)                             (3,067)        (547)      (1,145)        (3,014)
                                                      -----------    ---------    ---------    -----------
    Net Investment Income (Loss)                           (8,117)      (1,430)      (3,221)        (7,533)
                                                      -----------    ---------    ---------    -----------
Net Realized Gains (Losses)                                51,549        6,992        5,571         67,938
Net Unrealized Gains (Losses)                             (67,154)      (6,280)     (12,835)       (97,804)
                                                      -----------    ---------    ---------    -----------
  Net Realized and Unrealized Gains (Losses)              (15,605)         712       (7,264)       (29,866)
                                                      -----------    ---------    ---------    -----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                               (23,722)        (718)     (10,485)       (37,399)
                                                      -----------    ---------    ---------    -----------
Transfers of Net Premiums                                   2,530        1,172        4,854          7,502
Transfers of Policy Loading, Net                             (603)      (1,478)      (1,392)          (636)
Transfers Due to Deaths                                        --       (3,049)          --             --
Transfers Due to Other Terminations                           321      (10,922)          39            182
Transfers Due to Policy Loans                             (11,564)          --        1,733         (7,994)
Transfers of Cost of Insurance                            (12,069)      (2,983)      (9,363)       (32,110)
Transfers of Loan Processing Charges                         (947)        (216)      (2,114)        (4,719)
Transfers Among Investment Divisions                     (118,339)      67,591         (110)       (92,632)
                                                      -----------    ---------    ---------    -----------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  (140,671)      50,115       (6,353)      (130,407)
                                                      -----------    ---------    ---------    -----------
Total Increase (Decrease) in Net Assets                  (164,393)      49,397      (16,838)      (167,806)
Net Assets - Beginning of Year                          1,050,127      137,343      361,833      1,003,290
                                                      -----------    ---------    ---------    -----------
Net Assets - End of Year                              $   885,734    $ 186,740    $ 344,995    $   835,484
                                                      ===========    =========    =========    ===========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996 (Continued)
--------------------------------------------------------------------------------

                                                         2009         2010         2011        2013          2014
                                                       Division     Division     Division    Division      Division
                                                      ---------    ---------    ---------    --------    -----------
Investment Income:
  Dividends (Note 2)                                  $      --    $      --    $      --    $     --    $        --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)      (1,599)      (1,164)        (262)       (183)        (8,621)
  Transaction Charges (Note 4)                             (895)        (653)        (134)       (106)        (4,911)
                                                      ---------    ---------    ---------    --------    -----------
    Net Investment Income (Loss)                         (2,494)      (1,817)        (396)       (289)       (13,532)
                                                      ---------    ---------    ---------    --------    -----------
Net Realized Gains (Losses)                              22,760       13,518       19,215       6,649        (14,150)
Net Unrealized Gains (Losses)                           (50,263)     (25,847)     (27,619)     (9,308)       (37,104)
                                                      ---------    ---------    ---------    --------    -----------
  Net Realized and Unrealized Gains (Losses)            (27,503)     (12,329)      (8,404)     (2,659)       (51,254)
                                                      ---------    ---------    ---------    --------    -----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                             (29,997)     (14,146)      (8,800)     (2,948)       (64,786)
                                                      ---------    ---------    ---------    --------    -----------
Transfers of Net Premiums                                 4,254          620        1,911          --         16,673
Transfers of Policy Loading, Net                         (3,766)      (5,610)        (306)        601        (16,156)
Transfers Due to Deaths                                      --           --           --          --             --
Transfers Due to Other Terminations                        (151)        (134)     (57,880)        (40)       (22,864)
Transfers Due to Policy Loans                                60        1,795      (12,439)         --        (29,059)
Transfers of Cost of Insurance                           (6,636)      (2,047)        (348)       (305)       (37,238)
Transfers of Loan Processing Charges                     (1,957)        (363)          72         (10)        (6,233)
Transfers Among Investment Divisions                     15,313       18,338         (871)        204        326,870
                                                      ---------    ---------    ---------    --------    -----------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                   7,117       12,599      (69,861)        450        231,993
                                                      ---------    ---------    ---------    --------    -----------
Total Increase (Decrease) in Net Assets                 (22,880)      (1,547)     (78,661)     (2,498)       167,207
Net Assets - Beginning of Year                          203,442      175,227      104,493      33,415      1,275,653
                                                      ---------    ---------    ---------    --------    -----------
Net Assets - End of Year                              $ 180,562    $ 173,680    $  25,832    $ 30,917    $ 1,442,860
                                                      =========    =========    =========    ========    ===========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION

Variable Account A of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of twenty-five investment divisions. Ten of the divisions each invest solely in the shares of the ten corresponding portfolios of the Merrill Lynch Series Fund, Inc. (Series Fund), a no-load, open-end, diversified, series management investment company registered under the 1940 Act. The Series Fund's investment advisor is Merrill Lynch Asset Management, L.P. Fifteen of the divisions each invest solely in the units of the fifteen corresponding series trusts of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through K (the Trusts), which is registered under the 1940 Act as a unit investment trust. The sponsor of the Trusts is Merrill Lynch, Pierce, Fenner & Smith Inc. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The portion of the Account's assets applicable to the variable life insurance policies is not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Idaho
(1998), Louisiana (1994), Michigan (1995), Missouri (1994), Nevada (1997), and
Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyholders participating in the Account.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with generally accepted accounting principles.

         INVESTMENTS: The investments in shares of the Series Fund and units of the Trusts are stated at market value which is the net asset value per share and per unit of the respective portfolios and series trusts of the Series Fund and the Trusts. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the Series Fund and the Trusts are reinvested in additional shares of the Series Fund and in units of the Trusts and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

         FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

NOTE 3 - EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .90% (on an annual basis) of the policyholders' investment base.

Monarch Life makes certain deductions from the annual or single premium before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and (4) state premium taxes.

For certain single premium policies, the sum of deductions (3) and (4) is included in the investment base of a policyholder in the Account on the policy issue date. Thereafter, this allocated policy loading is subtracted from that policyholder's investment base in equal installments at the beginning of the second through eleventh policy years.

NOTE 4-TRANSACTION CHARGES

Monarch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc., on the sale of units of the Trusts to the Account and deducts a daily asset charge against the assets of each series trust division in the Account for the reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on annual basis) of the policyholders' investment base.

NOTE 5-PRINCIPAL UNDERWRITING AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTE 6-FUTURE POLICY BENEFITS/ALLOCATED POLICY LOADING

Amounts provided for future policy benefits on certain policies in the Account were $269,067 at December 31, 1998 and $312,379 at December 31, 1997.
Unamortized allocated policy loading (note 3) was $92,330 at December 31, 1998 and $225,500 at December 31, 1997. The sum of these two items is presented as a net amount in the Statement of Net Assets at both December 31, 1998 and 1997.

NOTE 7-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Series Fund and units of the Trusts by the Account during the year ended December 31, 1998, are shown below:

                                                 Purchases        Sales
                                               ------------   ------------
      Money Reserve Portfolio                  $ 71,775,133   $ 62,985,647
      Intermediate Government Bond Portfolio      2,787,096      1,950,269
      Long-Term Corporate Bond Portfolio          1,751,202      1,537,035
      Capital Stock Portfolio                     8,583,805      6,846,676
      Growth Stock Portfolio                     20,213,619     13,368,292
      Multiple Strategy Portfolio                14,604,836     12,359,219
      High Yield Bond Portfolio                  40,320,599     52,189,852
      Natural Resources Portfolio                 1,001,169      1,278,200
      Global Strategy Portfolio                   7,994,734      8,250,741
      Balanced Portfolio                          2,134,336      1,885,652
      1998 Trust                                         --        522,476
      1999 Trust                                         68          7,390
      2000 Trust                                    310,180        321,727
      2001 Trust                                    122,661        376,348
      2002 Trust                                         --         17,097
      2003 Trust                                    209,200        493,037
      2004 Trust                                    259,664        277,734
      2005 Trust                                    642,497        690,297
      2006 Trust                                        468          4,867
      2007 Trust                                    171,733        122,111
      2008 Trust                                     68,858        128,262
      2009 Trust                                      1,436         47,211
      2010 Trust                                     87,624         39,196
      2011 Trust                                    305,053        305,342
      2013 Trust                                     15,496         14,974
      2014 Trust                                  1,826,254      2,352,448
                                               ------------   ------------
      Totals                                   $175,187,721   $168,372,100
                                               ============   ============

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


NOTE 8-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Series Fund and the Trusts, that the Account satisfies the current requirements of the regulations.


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